Provisions(Table)	12 Months Ended
Dec. 31, 2018
Provisions Abstract [Abstract]
Disclosure Of Other Provisions Explanatory

Details of provisions as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Provisions for unused loan commitments	￦	178,202	￦	210,677
Provisions for payment guarantees		88,809		75,175
Provisions for financial guarantee contracts		2,682		4,275
Provisions for restoration cost		95,194		108,000
Others		203,146		127,732

Total	￦	568,033	￦	525,859

Changes in provisions for unused loan commitments, payment guarantees for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Provisions for unused loan commitments		Provisions for payment guarantees		Total
	(In millions of Korean won)
Beginning	￦	189,349	￦	126,428	￦	315,777
Effects of changes in foreign exchange rate		(1,316)		(3,369)		(4,685)
Reversal		(9,850)		(34,250)		(44,100)
Business combination		19		—		19

Ending	￦	178,202	￦	88,809	￦	267,011

	2018
	Provisions for unused loan commitments						Provisions for payment guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	124,487	￦	63,407	￦	7,746	￦	41,637	￦	39,628	￦	18,744
Transfer between stages
Transfer to 12-month expected credit losses		25,562		(24,067)		(1,494)		660		(661)		—
Transfer to lifetime expected credit losses (non-impaired)		(11,053)		11,381		(327)		(913)		1,055		(141)
Transfer to lifetime expected credit losses (impaired)		(481)		(1,333)		1,815		(6)		(87)		93
Provision (reversal) for loan losses		(5,932)		19,374		1,141		(14,702)		(10,069)		(897)
Others (change of exchange rate, etc.)		293		158		—		408		243		183

Ending	￦	132,876	￦	68,920	￦	8,881	￦	27,084	￦	30,109	￦	17,982

[1]	Prepared in accordance with IFRS 9

Changes in provisions for financial guarantee contracts for the years ended December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Beginning[1]	￦	4,333	￦	4,857
Reversal		(1,651)		(582)

Ending	￦	2,682	￦	4,275

[1]	Prepared in accordance with IFRS 9.

Changes in provisions for restoration cost for the years ended December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Beginning	￦	84,854	￦	95,194
Provision		5,150		7,301
Reversal		(1,211)		(2,055)
Used		(7,049)		(3,627)
Unwinding of discount		2,078		2,507
Effects of changes in discount rate		10,510		8,680
Business combination		862		—

Ending	￦	95,194	￦	108,000

Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.

Changes in other provisions for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities[1]		Others[2]		Total
	(In millions of Korean won)
Beginning	￦	8,790	￦	50,396	￦	20,623	￦	358	￦	52,586	￦	132,753
Increase		81,171		5,133		6,046		—		45,164		137,514
Decrease		(74,849)		(50,479)		(2,906)		(181)		(10,469)		(138,884)
Business Combination		—		—		—		—		71,763		71,763

Ending	￦	15,112	￦	5,050	￦	23,763	￦	177	￦	159,044	￦	203,146

[1]	As of December 31, 2017, the estimated greenhouse gas emission is 112,121 tons.
[2]	As of December 31, 2017, the group’s provision on incomplete sales on cardssurance are ￦26,926 million.

	2018
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities[1]		Others		Total
	(In millions of Korean won)
Beginning	￦	15,112	￦	5,050	￦	23,763	￦	177	￦	159,044	￦	203,146
Increase		46,277		2,657		2,699		—		24,722		76,355
Decrease		(48,735)		(3,330)		(5,272)		(177)		(94,255)		(151,769)

Ending	￦	12,654	￦	4,377	￦	21,190	￦	—	￦	89,511	￦	127,732

[1]	As of December 31, 2018, the Group’s provision on incomplete sales on cardssurance are ￦26,930 million.